Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
The changes in preferred shares issued and outstanding for the years ended December 31 are as follows:

	2017		2016
Preferred shares (in millions of shares)	Number of shares	Amount	Number of shares	Amount
Balance, January 1	92.2	$2,257	92.2	$2,257
Converted, Class A, Series 10R(1)	—	—	(1.1)	(26)
Issued, Class A, Series 11QR(1)	—	—	1.1	26
Balance, December 31	92.2	$2,257	92.2	$2,257

(1)
Holders of the Class A Non-Cumulative 5-Year Rate Reset Preferred Shares Series 10R (“Series 10R Shares”) had a right to convert all or part of those shares on a one-for-one basis, into Class A Non-Cumulative Floating Rate Preferred Shares Series 11QR (“Series 11QR Shares”) on September 30, 2016 and certain holders exercised this right on that date.

Further information on the preferred shares outstanding as at December 31, 2017, is as follows:

Class A Preferred shares (in millions of shares)	Issue date	Annual dividend rate	Annual dividend per share		Earliest par call or redemption date(1)		Number of shares	Face amount	Net amount(2)
Series 1	February 25, 2005	4.75%		$1.19		Any time	16.0	$400	$394
Series 2	July 15, 2005	4.80%		$1.20		Any time	13.0	325	318
Series 3	January 13, 2006	4.45%		$1.11		Any time	10.0	250	245
Series 4	October 10, 2006	4.45%		$1.11		Any time	12.0	300	293
Series 5	February 2, 2007	4.50%		$1.13		Any time	10.0	250	245
Series 8R(3)	May 25, 2010	2.275%	(3)	$0.57		June 30, 2020(4)	5.2	130	127
Series 9QR(6)	June 30, 2015	Floating	(5)	Floating		June 30, 2020(7)	6.0	150	147
Series 10R(3)	August 12, 2011	2.842%	(3)(8)	$0.71	(11)	September 30, 2021(4)	6.9	173	169
Series 11QR(6)	September 30, 2016	Floating	(5)	Floating		September 30, 2021(7)	1.1	27	26
Series 12R(3)(10)	November 10, 2011	3.806%	(3)(9)	$0.95	(11)	December 31, 2021(4)	12.0	300	293
Total preferred shares							92.2	$2,305	$2,257

(1)	Redemption of all preferred shares is subject to regulatory approval.

(2)	Net of after-tax issuance costs.

(3)
On the earliest redemption date and every five years thereafter, the dividend rate will reset to an annual rate equal to the 5-year Government of Canada bond yield plus a spread specified for each series. The specified spread for Class A shares is: Series 8R - 1.41%, Series 10R - 2.17% and Class A Non-Cumulative 5-Year Rate Reset Preferred Shares Series 12R ("Series 12R Shares") - 2.73%. On the earliest redemption date and every five years thereafter, holders will have the right, at their option, to convert their shares into the series that is one number higher than their existing series.

(4)	Redeemable on the redemption date and every five years thereafter, in whole or in part, at $25.00 per share.

(5)
Holders are entitled to receive quarterly floating rate non-cumulative dividends at an annual rate equal to the then 3-month Government of Canada treasury bill yield plus a spread specified for each series. The specified spread for Class A shares is: Series 9QR - 1.41% and Series 11QR - 2.17%.

(6)
On the earliest redemption date and every five years thereafter, holders will have the right, at their option, to convert those shares into the series that is one number lower than their existing series.

(7)	Redeemable on the redemption date and every five years thereafter, in whole or in part, at $25.00 per share, and on any other date at $25.50 per share.

(8)	Prior to September 30, 2016, the annual dividend rate was 3.90%. The dividend rate was reset on September 30, 2016 to a fixed annual dividend rate of 2.842% until September 30, 2021.
(9) Prior to December 31, 2016, the annual dividend rate was 4.25%. The dividend rate was reset on December 31, 2016 to a fixed annual dividend rate of 3.806% until December 31, 2021.
(10) On December 19, 2016, we announced that the number of Series 12R Shares that were elected to be converted into Class A Non-Cumulative Floating Rate Preferred Shares Series 13QR was less than the one million shares required to give effect to that share conversion.
(11) The annual dividend per share in the table above is the amount paid per share in 2017.
The changes in common shares issued and outstanding for the years ended December 31 were as follows:

	2017		2016
Common shares (in millions of shares)	Number of shares	Amount	Number of shares	Amount
Balance, January 1	613.6	$8,614	612.3	$8,567
Stock options exercised (Note 19)	0.4	18	1.3	47
Common shares purchased for cancellation(1)	(3.5)	(50)	—	—
Balance, December 31	610.5	$8,582	613.6	$8,614

(1)
On August 14, 2017, SLF Inc. launched a normal course issuer bid to purchase and cancel up to 11.5 million common shares between August 14, 2017 and August 13, 2018, through the facilities of the Toronto Stock Exchange, other Canadian stock exchanges, and/or alternative Canadian trading platforms, at prevailing market rates. Purchases may also be made by way of private agreements or share repurchase programs under issuer bid exemption orders issued by securities regulatory authorities. Any purchases made under an exemption order issued by a securities regulatory authority will generally be at a discount to the prevailing market price. In 2017, the common shares purchased and cancelled under this program were purchased at an average price per share of $49.40 for a total amount of $175. The total amount paid to purchase the shares is allocated to Common shares and Retained earnings in our Consolidated Statements of Changes in Equity. The amount allocated to Common shares is based on the average cost per common share and amounts paid above the average cost are allocated to Retained earnings.